UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Value Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (96.0%)(a)
	Shares	Value

Aerospace and defense (6.2%)

Alliant Techsystems, Inc.	3,990	$389,264

B/E Aerospace, Inc.(NON)	6,470	477,615

Honeywell International, Inc.	5,910	490,766

L-3 Communications Holdings, Inc.	5,820	549,990

Northrop Grumman Corp.	6,050	576,323

		2,483,958
Airlines (1.5%)

Alaska Air Group, Inc.	3,300	206,646

Delta Air Lines, Inc.(S)	17,000	401,030

		607,676
Beverages (4.4%)

Beam, Inc.	8,230	532,070

Coca-Cola Enterprises, Inc.	30,360	1,220,776

		1,752,846
Capital markets (4.3%)

Ameriprise Financial, Inc.	6,728	612,786

Carlyle Group LP (The) (Partnership shares)	6,631	170,549

Charles Schwab Corp. (The)	22,650	478,821

KKR & Co. LP	14,860	305,819

Raymond James Financial, Inc.	4,352	181,348

		1,749,323
Chemicals (2.0%)

LyondellBasell Industries NV Class A	7,950	582,179

Tronox, Ltd. Class A(S)	9,329	228,281

		810,460
Commercial banks (4.4%)

Bancorp, Inc. (The)(NON)	18,214	322,752

BB&T Corp.	5,470	184,613

Fifth Third Bancorp	5,270	95,071

First Niagara Financial Group, Inc.	11,930	123,714

First Republic Bank	7,460	347,860

Regions Financial Corp.	19,460	180,200

UMB Financial Corp.(S)	3,140	170,628

Webster Financial Corp.	4,650	118,715

Zions Bancorp.(S)	8,640	236,909

		1,780,462
Commercial services and supplies (2.2%)

ADT Corp. (The)(NON)(S)	5,765	234,405

Tyco International, Ltd.	19,190	671,266

		905,671
Communications equipment (1.1%)

Brocade Communications Systems, Inc.(NON)	40,300	324,415

Polycom, Inc.(NON)	12,320	134,534

		458,949
Computers and peripherals (0.7%)

NetApp, Inc.(S)	6,328	269,699

		269,699
Containers and packaging (5.7%)

MeadWestvaco Corp.	7,880	302,434

Rock-Tenn Co. Class A	1,750	177,223

Sealed Air Corp.	18,740	509,541

Silgan Holdings, Inc.	27,560	1,295,320

		2,284,518
Diversified consumer services (0.7%)

ITT Educational Services, Inc.(NON)(S)	8,680	269,080

		269,080
Diversified financial services (3.0%)

Bank of America Corp.	37,110	512,118

CME Group, Inc.	5,140	379,743

JPMorgan Chase & Co.	6,420	331,850

		1,223,711
Diversified telecommunication services (0.6%)

CenturyLink, Inc.(S)	7,610	238,802

		238,802
Electric utilities (2.2%)

Edison International	5,830	268,530

FirstEnergy Corp.	7,370	268,637

Great Plains Energy, Inc.	16,470	365,634

		902,801
Electrical equipment (0.8%)

AMETEK, Inc.	7,442	342,481

		342,481
Energy equipment and services (3.4%)

Halliburton Co.	13,630	656,285

McDermott International, Inc.(NON)	42,190	313,472

Weatherford International, Ltd.(NON)	26,040	399,193

		1,368,950
Health-care equipment and supplies (5.6%)

Alere, Inc.(NON)	15,520	474,446

CareFusion Corp.(NON)	8,400	309,960

Covidien PLC	14,526	885,214

Merit Medical Systems, Inc.(NON)	48,019	582,470

		2,252,090
Health-care providers and services (2.8%)

Aetna, Inc.	3,720	238,154

Mednax, Inc.(NON)	4,480	449,792

Tenet Healthcare Corp.(NON)	5,200	214,188

WellCare Health Plans, Inc.(NON)	3,380	235,721

		1,137,855
Hotels, restaurants, and leisure (0.8%)

Penn National Gaming, Inc.(NON)(S)	5,900	326,624

		326,624
Household durables (4.4%)

Garmin, Ltd.(S)	12,460	563,067

Harman International Industries, Inc.	10,510	696,077

Whirlpool Corp.	3,550	519,862

		1,779,006
Insurance (6.6%)

American International Group, Inc.	9,870	479,978

Chubb Corp. (The)	3,340	298,128

Hartford Financial Services Group, Inc. (The)(S)	15,286	475,700

Marsh & McLennan Cos., Inc.	10,450	455,098

Validus Holdings, Ltd.(S)	9,610	355,378

XL Group PLC	19,250	593,285

		2,657,567
IT Services (2.1%)

Computer Sciences Corp.	9,610	497,221

Fidelity National Information Services, Inc.	7,620	353,873

		851,094
Machinery (1.9%)

Joy Global, Inc.(S)	3,020	154,141

Snap-On, Inc.	3,910	389,045

Wabtec Corp.	3,740	235,134

		778,320
Marine (1.1%)

Baltic Trading, Ltd.	40,668	198,867

Diana Shipping, Inc. (Greece)(NON)(S)	19,830	239,348

		438,215
Media (2.1%)

CBS Corp. Class B	5,900	325,444

Regal Entertainment Group Class A(S)	27,390	519,862

		845,306
Metals and mining (0.5%)

Steel Dynamics, Inc.(S)	11,380	190,160

		190,160
Multi-utilities (0.8%)

PG&E Corp.(S)	7,690	314,675

		314,675
Multiline retail (0.5%)

Macy's, Inc.	4,750	205,533

		205,533
Office electronics (0.8%)

Xerox Corp.	31,150	320,534

		320,534
Oil, gas, and consumable fuels (7.2%)

Apache Corp.	3,690	314,167

Energen Corp.(S)	4,680	357,505

HollyFrontier Corp.	5,900	248,449

Marathon Oil Corp.	21,210	739,805

Penn Virginia Corp.(NON)	42,830	284,820

QEP Resources, Inc.	10,120	280,223

Royal Dutch Shell PLC ADR (United Kingdom)(S)	5,827	382,717

Talisman Energy, Inc. (Canada)	26,780	307,970

		2,915,656
Personal products (2.0%)

Coty, Inc. Class A(NON)	13,958	226,259

Herbalife, Ltd.	3,120	217,682

Prestige Brands Holdings, Inc.(NON)	11,812	355,777

		799,718
Pharmaceuticals (4.9%)

AbbVie, Inc.	4,730	211,573

Actavis PLC(NON)	5,550	799,200

Endo Health Solutions, Inc.(NON)	5,850	265,824

Jazz Pharmaceuticals PLC(NON)	3,160	290,625

ViroPharma, Inc.(NON)(S)	10,618	417,287

		1,984,509
Real estate management and development (0.5%)

CBRE Group, Inc. Class A(NON)	8,020	185,503

		185,503
Road and rail (0.9%)

Hertz Global Holdings, Inc.(NON)	15,740	348,798

		348,798
Semiconductors and semiconductor equipment (1.0%)

Magnachip Semiconductor Corp. (South Korea)(NON)	3,731	80,328

Micron Technology, Inc.(NON)	19,250	336,298

		416,626
Software (1.0%)

Symantec Corp.	16,521	408,895

		408,895
Specialty retail (5.0%)

Best Buy Co., Inc.	14,060	527,250

GameStop Corp. Class A	13,000	645,450

Men's Wearhouse, Inc. (The)	8,500	289,425

Office Depot, Inc.(NON)	23,670	114,326

TJX Cos., Inc. (The)	7,580	427,436

		2,003,887
Thrifts and mortgage finance (0.3%)

Radian Group, Inc.(S)	8,710	121,328

		121,328

Total common stocks (cost $28,884,540)		$38,731,286

SHORT-TERM INVESTMENTS (14.9%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.13%(d)	4,775,811	$4,775,811

Putnam Short Term Investment Fund 0.06%(AFF)	1,238,936	1,238,936

Total short-term investments (cost $6,014,747)		$6,014,747

TOTAL INVESTMENTS

Total investments (cost $34,899,287)(b)		$44,746,033

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $40,331,443.
(b)	The aggregate identified cost on a tax basis is $35,222,919, resulting in gross unrealized appreciation and depreciation of $9,973,448 and $450,334, respectively, or net unrealized appreciation of $9,523,114.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$1,241,673	$964,802	$2,206,475	$52	$—
	Putnam Short Term Investment Fund *	—	7,597,729	6,358,793	368	1,238,936
	Totals	$1,241,673	$8,562,531	$8,565,268	$420	$1,238,936
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $4,660,314.
The fund received cash collateral of $4,775,811, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$5,429,436	$—	$—
Consumer staples	2,552,564	—	—
Energy	4,284,606	—	—
Financials	7,717,894	—	—
Health care	5,374,454	—	—
Industrials	5,905,119	—	—
Information technology	2,725,797	—	—
Materials	3,285,138	—	—
Telecommunication services	238,802	—	—
Utilities	1,217,476	—	—
Total common stocks	38,731,286	—	—
Short-term investments	1,238,936	4,775,811	—

Totals by level	$39,970,222	$4,775,811	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
Note 9: Offsetting of financial and derivative assets and liabilities
	Goldman Sachs Bank USA	Total

Assets:
Securities on loan	4,660,314	4,660,314

Total Assets	$4,660,314	$4,660,314

Total Financial and Derivative Net Assets	$4,660,314	$4,660,314
Total collateral received (pledged)##†	$4,660,314	$4,660,314
Net amount	$—	$—

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013